Loans and Other Financing (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Net Loans and Other Financing
The composition of the Loans and Other Financing portfolio as of the indicated dates is detailed below:

	12.31.21	12.31.20
Non-financial Public Sector	498	504
Argentine Central Bank	533	19,917
Financial Institutions	12,746,201	22,189,326
Loans	12,746,201	22,189,326
Non-financial Private Sector and Residents Abroad	779,004,889	828,599,473
Loans	765,880,766	810,868,509
Advances	53,152,720	44,104,286
Notes	194,471,663	217,007,796
Mortgage Loans	18,419,566	24,884,743
Pledge Loans	16,220,243	17,488,993
Personal Loans	65,896,440	55,099,972
Credit Card Loans	367,957,854	364,966,327
Other Loans	22,806,981	54,990,173
Accrued Interest, Adjustments and Quotation Differences Receivable	29,353,974	35,697,497
Documented Interest	(2,398,675)	(3,371,278)
Financial Leases	1,114,408	2,800,073
Other Financing	12,009,715	14,930,891
Less: Allowances	(47,318,419)	(56,200,961)

Total	744,433,702	794,608,259